Offerings - Offering: 1	Jul. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	6.61
Maximum Aggregate Offering Price	$ 33,050,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,059.96
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended, (the “Securities Act”) this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant’s Common Shares as reported on the New York Stock Exchange on July 30, 2025.

The Amount of Registration Fee is rounded to the nearest cent. The Registrant does not have any fee offsets.